COMMITMENTS AND CONTINGENCIES (Details - Supplemental information)	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	1 year 10 months 24 days
Weighted-average discount rate	4.73%